Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Held to maturity securities, fair value	$ 75,469	$ 48,187
Allowance for loan losses	$ 1,726	$ 1,718
Preferred stock, par value	$ 0.01
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.01
Common stock, shares authorized	50,000,000
Common stock, shares issued	4,232,000
Common stock, shares outstanding	0